Financial income and expenses (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Financial income [Abstract]
Interest income from loans and credits		$ 5,489	$ 340
Interest rates benefits derivatives: cash flow hedges		184	177
Total		5,673	517
Financial expenses [Abstract]
Expenses due to interest - Loans from credit entities		(132,221)	(130,644)
Expenses due to interest - Other debts		(39,300)	(50,387)
Interest rates losses derivatives: cash flow hedges		(38,592)	(29,501)
Total		(210,113)	(210,532)
Non-monetary financial income	$ 3,800	3,800
Other financial income / (expenses) [Abstract]
Other financial income		11,468	8,536
Other financial losses		(8,649)	(8,747)
Total		$ 2,819	$ (211)